Lease Obligations (Supplemental Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 161.6	$ 158.8
Current portion of operating lease liabilities	42.4	39.3
Operating lease liabilities	122.1	121.6
Total operating lease liabilities	164.5	160.9
Sundry	3.6	4.3
Current maturities of long-term debt	0.9	1.1
Long-term debt	2.7	3.1
Total finance lease liabilities	$ 3.6	$ 4.2